Asset Retirement Obligations	3 Months Ended
Mar. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

6. Asset Retirement Obligations

The Company’s asset retirement obligations include the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2015	$206,234
Additions to asset retirement obligations	4,562
Accretion expense	1,069
Liabilities settled	(1,605)

Balance at March 31, 2016	$210,260